Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Sales	$ 32,647	$ 39,431
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	4,921	5,732
BMW [Member]
Revenue from External Customer [Line Items]
Sales	4,714	5,469
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	4,596	4,887
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	4,004	5,270
Fiat Chrysler Automobiles [Member]
Revenue from External Customer [Line Items]
Sales	3,958	5,173
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	3,510	4,001
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 6,944	$ 8,899